Equity (Details 3) R$ / shares in Units, R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Shares, Share cancellation (in shares) | shares	23,930,000	23,930,000
Amount, Balance at beginning of period	R$ 1,367,678
Amount, Repurchase of common shares	1,330,183		R$ 784,459	R$ 399,408
Amount, Balance at end of period	R$ 1,329,378	$ 250	R$ 1,367,678
Treasury shares
Disclosure of classes of share capital [line items]
Shares, Balance at beginning of period (in shares) | shares	25,783,511	25,783,511	13,739,418
Shares, Repurchase of common shares (in shares) | shares	27,186,733	27,186,733	15,244,386
Shares, Long-Term Incentive Plan (in shares) | shares	(3,067,643)	(3,067,643)	(3,200,293)
Shares, Share cancellation (in shares) | shares	(23,930,715)	(23,930,715)
Shares, Balance at end of period (in shares) | shares	25,971,886	25,971,886	25,783,511	13,739,418
Amount, Balance at beginning of period	R$ 1,367,678		R$ 760,318
Amount, Repurchase of common shares	1,330,183		784,459	R$ 399,408
Amount, Long-Term Incentive Plan	(159,803)		(177,099)	(114,444)
Amount, Share cancellation	(1,208,680)
Amount, Balance at end of period	R$ 1,329,378		R$ 1,367,678	R$ 760,318
Average Price, balance at beginning of period (in usd per share) | R$ / shares	R$ 9.58		R$ 10.51
Average Price, Repurchase of common shares (in usd per share) | R$ / shares	8.82		8.93
Average Price, Long-Term Incentive Plan | R$ / shares	9.58		10.51
Average Price, Share cancellation | R$ / shares	8.98
Average Price, balance at end of period (in usd per share) | R$ / shares	R$ 9.34		R$ 9.58	R$ 10.51